Debt (Tables)	12 Months Ended
Sep. 30, 2022
Debt [Abstract]
Schedule of Short-term and Long-term Debt	The short-term and long-term debt were as follows:
	As of September 30,
	2021	2022
Short-term debt:
Short-term bank borrowings (1)	116,376	103,552
Long-term bank borrowings, current portion (1)	219,121	—
Other short-term payable (2)	223,208	6,545
	558,705	110,097
Long-term debt:
Long-term bank borrowings, non-current portion (1)	175,534	—
Other long term payable (2)	25,507	—
	201,041	—
	759,746	110,097